Convertible Promissory Notes	12 Months Ended
Dec. 31, 2023
Convertible Promissory Notes [Abstract]
CONVERTIBLE PROMISSORY NOTES

NOTE 13 – CONVERTIBLE PROMISSORY NOTES

Convertible promissory note issued on February 22, 2023

On February 22, 2023, the Company issued an unsecured senior convertible promissory note (“Note 1”) of $40 million to a non-U.S. investor ( “Investor 1”), bearing interest of 6% per annum. Note 1 will mature 24 months after the effective date. Note 1 has an original principal amount of $40,000,000 and Investor 1 paid a purchase price of $32,000,000, reflecting an original issue discount of 20%. On February 24, 2023, Investor 1 converted all outstanding balance of notes into ordinary shares, par value $0.01 per share, at conversion price of $0.5 per share, which represents 80,000,000 ordinary shares.

Convertible promissory note issued on March 31, 2023

On March 31, 2023, the Company issued a senior convertible promissory note (“Note 2”) of not more than $70 million to an investor (“Investor 2”), bearing interest of 8% per annum. Note 2 will mature on the second anniversary of their issuance date. Note 2 had an original issue discount of 20%, resulting in an aggregate purchase price of up to $56 million assuming the full purchase of Note 2.

On May 11, 2023, Investor 2 converted $2.82 million of outstanding balance of the note into ordinary shares, par value $0.01 per share, at conversion price of $0.705 per share, which represents 4,000,000 ordinary shares. On October 4, 2023, the Company completed the conversion of $30.0 million of outstanding balance of the note into ordinary shares, at a conversion price of $0.30 per share, which represents 100,000,000 ordinary shares. The issue discount of $5,208,356 is included in “Additional paid-in capital” on the accompanying consolidated balance sheet ffor the year ended December 31, 2023.

Convertible promissory note issued on June 7, 2023

On June 7, 2023, the Company issued a senior convertible promissory note of $7.0 million to the sellers of Alpha Mind, bearing interest of 1% per annum. On June 14, 2023, the sellers converted $3,950,000 of outstanding balance of the note into ordinary shares, par value $0.01 per share, at a conversion price of $0.395 per share, which represents 10,000,000 ordinary shares.

The interest expense of $743,600 for unconverted notes is included in the “Interest expense” section on the accompanying consolidated income statements for the year ended December 31, 2023, the issue discount of $840,047 for unconverted notes is included in “Additional paid-in capital” on the accompanying consolidated balance sheet as of ended December 31, 2023.

The remaining balance of convertible promissory notes on the consolidated balance sheet as of December 31, 2023 represents the issued amount of convertible promissory notes, minus the amount of notes converted into shares, plus the issue discount for notes converted into shares.